October 15, 1996
               THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS--
           DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND
                        SUPPLEMENT TO PROSPECTUS
                         DATED FEBRUARY 29, 1996
                        AS REVISED AUGUST 26, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of shares of the Fund in your name is as follows:
                                DDA# 043508
The wire must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus. THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS.
DREYFUS DIVIDEND SWEEP PRIVILEGE -- The Dreyfus Dividend Sweep Privilege enables you to automatically invest dividends, or dividends and capital gain distributions, if any, paid by the Fund in shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. Shares of the other fund will be purchased at the then-current net asset value; however, a sales load may be charged with respect to investments in shares of a fund sold with a sales load. If you are investing in a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load. If you are investing in a fund that charges a contingent deferred sales charge, the shares purchased will be subject to the contingent deferred sales charge, if any, applicable to the purchased shares.

                        (CONTINUED ON REVERSE SIDE)
        For more information concerning this privilege and the funds in the Dreyfus Family of Funds eligible to participate in this privilege, or to request a Dividend Options Form, please call toll free 1-800-645-6561. You may cancel your participation in this privilege by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of this privilege is effective three business days following receipt. This privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Fund may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "FUND EXCHANGES" AND "HOW TO REDEEM FUND SHARES."
        At a meeting of the Board of Trustees held on April 25, 1996, the Board of Trustees approved limiting the number of exchanges a shareholder can make out of the Fund to four per calendar year and increasing the minimum amount required for an exchange from $500 to $1,000, increasing the minimum amount for writing a redemption check pursuant to the Check Redemption Privilege from $500 to $1,000 and increasing the minimum amount for any wire redemption from $1,000 to $5,000. It is anticipated that these changes will become effective on or about July 1, 1996.
                                                                    707s101596




                                                              October 15, 1996
                    THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS--
                  DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND
                             SUPPLEMENT TO PROSPECTUS
                              DATED FEBRUARY 29, 1996
                            AS REVISED AUGUST 26, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of shares of the Fund in your name is as follows:
                                   DDA# 043508
The wire must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS.
DREYFUS DIVIDEND SWEEP PRIVILEGE -- The Dreyfus Dividend Sweep Privilege enables you to automatically invest dividends, or dividends and capital gain distributions, if any, paid by the Fund in shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. Shares of the other fund will be purchased at the then-current net asset value; however, a sales load may be charged with respect to investments in shares of a fund sold with a sales load. If you are investing in a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load. If you are investing in a fund that charges a contingent deferred sales charge, the shares purchased will be subject to the contingent deferred sales charge, if any, applicable to the purchased shares.

                        (CONTINUED ON REVERSE SIDE)
        For more information concerning this privilege and the funds in the Dreyfus Family of Funds eligible to participate in this privilege, or to request a Dividend Options Form, please call toll free 1-800-645-6561. You may cancel your participation in this privilege by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of this privilege is effective three business days following receipt. This privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Fund may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "FUND EXCHANGES" AND "HOW TO REDEEM FUND SHARES."
        At a meeting of the Board of Trustees held on April 25, 1996, the Board of Trustees approved limiting the number of exchanges a shareholder can make out of the Fund to four per calendar year and increasing the minimum amount required for an exchange from $500 to $1,000, increasing the minimum amount for writing a redemption check pursuant to the Check Redemption Privilege from $500 to $1,000 and increasing the minimum amount for any wire redemption from $1,000 to $5,000. It is anticipated that these changes will become effective on or about July 1, 1996.
                                                                    716s101596




                                                              October 15, 1996
                 THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS --
            DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
                            SUPPLEMENT TO PROSPECTUS
                            DATED FEBRUARY 28, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of shares of the Fund in your name is as follows:
                                DDA# 043508
The wire must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPPLEMENTS, SHOULD BE READ IN CONJUNCTION WITH AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTION ENTITLED "DESCRIPTION OF THE FUND -- RECENT DEVELOPMENTS."
        At a Special Meeting of Shareholders of the Dreyfus/Laurel Massachusetts Tax-Free Money Fund (the "Fund") held on April 16, 1996 (the "Meeting"), Fund shareholders approved an Agreement and Plan of Reorganization between The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust"), on behalf of the Fund, and Dreyfus Massachusetts Municipal Money Market Fund (the "Acquiring Fund"), whereby a portion of the Fund's assets equal in value to the aggregate net asset value of the interest in the Fund held by the Fund's Investor shareholders will be transferred to the Acquiring Fund and the Fund's Investor Class will

                            (CONTINUED ON REVERSE SIDE)
be terminated. Holders of Investor shares of the Fund will become shareholders of the Acquiring Fund receiving, in exchange for their Investor shares, shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate value of the assets transferred to the Acquiring Fund (the "Reorganization"). The Reorganization, which is more full described on page 7 of the Fund's Prospectus, is scheduled to occur on May 8, 1996.
        At a Meeting, Fund shareholders also approved the new Investment Management Agreement between the Trust, on behalf of the Fund, and The
Dreyfus Corporation (the "New Agreement"). The New Agreement and certain other changes to the Fund, as more fully described on pages 7 and 8 of the Fund's Prospectus, are scheduled to become effective on May 8, 1996.
        In addition, effective May 8, 1996, the minimum amount for checkwriting will be increased from $500 to $1,000, outgoing exchanges will be limited to four per calendar year and the exchange minimum will be increased from $500 to $1,000, and the minimum for all wire redemptions will be increased from $1,000 to $5,000. Also, the Dreyfus Dividend Sweep
Privilege will continue to be offered by the Fund. Since the foregoing changes in minimum amounts will be implemented contemporaneous with the Reorganization, they will not apply to holders of Investor shares of the Fund, who will become shareholders of the Acquiring Fund at that time.
                                                                315/715s101596




                                                              October 15, 1996
                THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS --
                      PREMIER LIMITED TERM MUNICIPAL FUND
                           SUPPLEMENT TO PROSPECTUS
                            DATED OCTOBER 31, 1995
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Class A, Class B, Class C or Class R shares of the Fund in your name is as follows:
                                 DDA# 044350
The wire must indicate which Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES -- CLASS A SHARES."
        Effective immediately, a CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase.
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF
THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES" AND ""HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence,

                          (CONTINUED ON REVERSE SIDE)
Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        In order to accomplish a transaction using the TELETRANSFER Privilege or the Telephone Exchange Privilege, please contact your financial representative. If you do not have a financial representative, you may telephone 1-800-645-6561 or, if you are calling from overseas, 516-794-
5452. These numbers will be effective January 1, 1996.
                                                                    347s101596




                                                              October 15, 1996
                 THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS-
                PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND
              PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
                 PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND
                          SUPPLEMENT TO PROSPECTUS
                           DATED OCTOBER 31, 1995
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE SECTION OF THE FUNDS' PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Class A, Class B, Class C or Class R Fund shares in your name is as follows:
                                DDA# 044350
The wire must indicate which Fund and Class of shares is being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Funds' Prospectus.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUNDS' PROSPECTUS ENTITLED "HOW
TO BUY FUND SHARES -- CLASS A SHARES."
        Effective immediately, a CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FIRST SENTENCE OF THE THIRD PARAGRAPH IN THE SECTION OF THE FUNDS' PROSPECTUS ENTITLED "MANAGEMENT OF THE FUNDS."

                       (CONTINUED ON REVERSE SIDE)
        The Premier Limited Term California Municipal Fund is managed by Collette O'Brien, a portfolio manager of The Dreyfus Corporation and the Boston Safe Deposit and Trust Company ("Boston Safe"), a subsidiary of
The Boston Company and Mellon Bank, N.A. Ms. O'Brien is responsible for managing Tax-Exempt Fixed Income Portfolios for the Private
Asset Management Group at Boston Safe and is a member of Boston Safe's Bond Strategy and Asset Review Committees. Ms. O'Brien is a member of the New York Society of Security Analysts and the Association for Investment Management and Research. She holds a Bachelor of Science degree in Marketing from Fairfield University and is a Chartered Financial Analyst. Prior to joining the Private Asset Management Group in 1995, Ms. O'Brien was a portfolio manager at Neuberger and Berman where she managed over $350 million in assets. Before Neuberger and Berman, she was with Swiss Bank and Marinvest Inc., a subsidiary of Hong Kong Shanghai Bank, and managed municipal assets. Ms. O'Brien has approximately 9 years of experience in the municipal bond industry.
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUNDS' PROSPECTUS ENTITLED "MANAGEMENT OF
THE FUNDS," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES" AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Funds' Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        In order to accomplish a transaction using the TELETRANSFER Privilege or the Telephone Exchange Privilege, please contact your financial representative. If you do not have a financial representative, you may telephone 1-800-645-6561 or, if you are calling from overseas, 516-794-5452. These numbers will be effective January 1, 1996.
                                                                   LTSTs101596